Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings (loss) per ordinary share - diluted	$ 0.03	$ 0.02
Weighted average shares - diluted	10,666,906	9,000,000